Fair Value of Financial Instruments - Reconciliation of level 3 inputs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustment - (gain) recognized in other income	$ (46,300)
Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, December 31, 2018	0
Contingent consideration issued during Merger	69,373
Fair value adjustment - (gain) recognized in other income	(46,291)
Ending Balance, September 30, 2019	$ 23,082